Schedule of Investments (Unaudited)	September 30, 2021

Monetta Fund

NUMBER OF SHARES		VALUE
COMMON STOCKS - 93.6%
Capital Equipment - 1.5%
Aerospace & Defense-1.5%
5,500	Boeing Co. *	$1,209,670
Consumer Cyclical - 16.7%
Automobile-4.4%
140,000	Ford Motor Co. *	1,982,400
2,000	Tesla, Inc. *	1,550,960

		3,533,360
Housing-1.2%
10,000	Lennar Corp. - CL A	936,800
Leisure Service-8.0%
500	Booking Holdings, Inc. *	1,186,935
10,000	Caesars Entertainment, Inc. *	1,122,800
25,000	MGM Resorts International	1,078,750
15,000	Penn National Gaming, Inc. *	1,086,900
2,000	Roku, Inc. *	626,700
15,000	Royal Caribbean Cruises Ltd. *	1,334,250

		6,436,335
Media-Radio/TV-3.1%
15,000	Walt Disney Co. *	2,537,550
Financial - 16.5%
Bank-Money Center-7.7%
10,000	Goldman Sachs Group, Inc.	3,780,300
15,000	JPMorgan Chase & Co.	2,455,350

		6,235,650
Finance-Miscellaneous-8.8%
14,000	MasterCard, Inc. - CL A	4,867,520
10,000	Visa, Inc. - CL A	2,227,500

		7,095,020
Healthcare - 4.0%
Healthcare-Biomedical/Genetic-1.3%
200,000	Amarin Corp. - ADR *	1,020,000
Healthcare-Drug/Diversified-0.8%
15,000	Pfizer, Inc.	645,150
Healthcare-Patient Care-1.9%
4,000	UnitedHealth Group, Inc.	1,562,960
Retail - 13.1%
Retail-Major Chain-2.8%
5,000	Costco Wholesale Corp.	2,246,750
Retail-Specialty-10.3%
1,900	Amazon.com, Inc. *	6,241,576
60,000	Bed Bath & Beyond, Inc. *	1,036,500
4,000	PayPal Holdings, Inc. *	1,040,840

		8,318,916
Technology - 34.7%#
Computer Data Storage-5.6%
32,000	Apple, Inc.	4,528,000
Computer-Software-6.8%
2,500	Coinbase Global, Inc. *	568,700
15,000	Microsoft Corp.	4,228,800
9,000	ROBLOX Corp. *	679,950

		5,477,450

Electronic-Semiconductor-9.4%
25,000	Advanced Micro Devices, Inc. *	2,572,500
24,000	NVIDIA Corp.	4,971,840

		7,544,340
Internet-12.9%
2,700	Alphabet, Inc. - CL C *	7,196,337
5,000	Facebook, Inc. - CL A *	1,696,950
20,000	Snap, Inc. *	1,477,400

		10,370,687
Transportation - 7.1%
Airline-7.1%
60,000	Delta Air Lines, Inc. *	2,556,600
62,000	Southwest Airlines Co. *	3,188,660

		5,745,260

Total Common Stocks (Cost $35,188,969)		75,443,898

MONEY MARKET FUNDS - 3.8%
3,017,893	First American Government Obligations Fund - Class X, 0.03%^	3,017,893

Total Money Market Funds (Cost $3,017,893)		3,017,893

	Total Investments (Cost $38,206,862) - 97.4%	78,461,791
	Other Assets and Liabilities, Net - 2.6%	2,107,372

	TOTAL NET ASSETS - 100.0%	$80,569,163

ADR - American Depositary Receipt

*	Non-Income Producing.

#

As of September 30, 2021, the Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	Rate shown is the seven day effective yield at September 30, 2021.

Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2021, the Fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$75,443,898	$—	$—	$75,443,898
Money Market Funds	3,017,893	—	—	3,017,893

Total Investments in Securities	$78,461,791	$—	$—	$78,461,791

Refer to the Schedule of Investments for futher information on the classification of investments.